Shareholder Report, Holdings (Details) - C000231252 [Member]	May 31, 2024
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Money Market Funds Member [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Money Market Funds Member [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value